Life Insurance Operations	9 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Life Insurance Operations
17.	Life Insurance Operations
Life insurance premiums and related investment income for the nine and three months ended December 31, 2021 and 2022 consist of the following:

	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Life insurance premiums	¥311,165	¥328,308
Life insurance related investment income*	37,536	28,009

	¥348,701	¥356,317

*
Life insurance related investment income for the nine months ended December 31, 2021 and 2022 include net unrealized holding a gain of ¥12,096 million and a loss of ¥9,301 million on equity securities held as of December 31, 2021 and 2022, respectively.

	Millions of yen
	Three months ended December 31, 2021	Three months ended December 31, 2022
Life insurance premiums	¥102,690	¥107,546
Life insurance related investment income (loss)*	13,214	(14,440)

	¥115,904	¥93,106

*
Life insurance related investment income
 (
loss
)
for the three months ended December 31, 2021 and 2022 include net unrealized holding a gain of ¥3,008 million and a loss of ¥357 million on equity securities held as of December 31, 2021 and 2022, respectively.

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the nine and three months ended December 31, 2021 and 2022, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Reinsurance benefits	¥1,114	¥1,080
Reinsurance premiums	(3,272)	(3,560)

	Millions of yen
	Three months ended December 31, 2021	Three months ended December 31, 2022
Reinsurance benefits	¥262	¥423
Reinsurance premiums	(1,046)	(1,170)
The benefits and expenses of life insurance operations included in life insurance costs in the consolidated statements of income are recognized so as to associate with earned premiums over the life of contracts. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs (principally commissions and certain other expenses directly relating to policy issuance and underwriting). Amortization charged to income for the nine months ended December 31, 2021 and 2022 amounted to ¥15,947 million and ¥18,181 million, respectively. In addition, amortization charged to income for the three months ended December 31, 2021 and 2022 amounted to ¥4,608 million and ¥10,297 million, respectively.
Life insurance premiums and related investment income include net realized and unrealized gains or losses from investment assets under management on behalf of variable annuity and variable life policyholders, and net gains or losses from derivative contracts, which consist of gains or losses from futures and foreign exchange contracts, entered to economically hedge a portion of the minimum guarantee risk relating to variable annuity and variable life insurance contracts. In addition, the fair value option was elected for the entire variable annuity and variable life insurance contracts to offset earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. Life insurance costs include the net amount of the changes in fair value of the variable annuity and variable life insurance contracts for which the fair value option was elected and insurance costs recognized for insurance and annuity payouts as a result of insured events. Certain subsidiaries have elected the fair value option for certain reinsurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts, and the changes in the fair value of the reinsurance contracts were recorded in life insurance costs.

The portion of the total change in the fair value of variable annuity and variable life insurance contracts that results from a change in the instrument-specific credit risk is recognized in other comprehensive income (loss), net of applicable income taxes.
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the nine and three months ended December 31, 2021 and 2022 are mainly as follows:

	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥13,282	¥(10,994)
Net gains or losses from derivative contracts :	(1,359)	(203)
Futures	(1,206)	200
Foreign exchange contracts	(153)	(403)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(50,289)	¥(35,931)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	58,161	23,179
Changes in the fair value of the reinsurance contracts	1,028	76

	Millions of yen
	Three months ended December 31, 2021	Three months ended December 31, 2022
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥2,419	¥826
Net gains or losses from derivative contracts :	(198)	(455)
Futures	(83)	(652)
Foreign exchange contracts	(115)	197

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(10,004)	¥(7,286)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	11,145	6,213
Changes in the fair value of the reinsurance contracts	295	564